OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2019	2018

Employees and payroll accruals	$4,658	$4,250
Accrued expenses	6,181	7,190
Government authorities	917	156
Income tax payable and tax provision	2,286	1,457
Others	567	173

	$14,609	$13,226